Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST T. Rowe Price Growth Opportunities Portfolio
Supplement dated October 18, 2024 to the
Prospectus and Summary Prospectus, dated May 1, 2024, as supplemented
This supplement should be read in conjunction with the prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST T. Rowe Price Growth Opportunities Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
New Subadvisory Arrangement, Name Change, Investment Objectives, Principal Investment Strategy, Management Fee and Secondary Benchmark Changes
The Board of Trustees of the Trust (the Board) approved: (i) replacing T. Rowe Price Associates, Inc., T. Rowe Price International, T. Rowe Price Hong Kong, Limited, and T. Rowe Price Japan, Inc. (collectively T. Rowe Price) with J.P. Morgan Investment Management Inc. (J.P. Morgan) to serve as subadviser to the Portfolio; (ii) changing the name of the Portfolio to the “AST J.P. Morgan Aggressive Multi-Asset Portfolio;” (iii) certain revisions to the investment objective and principal investment strategy of the Portfolio; and (iv) changing the Portfolio’s secondary benchmark to reflect the repositioning of the Portfolio. These changes are expected to become effective on or about November 14, 2024.
To reflect the changes described above, the Summary Prospectus and Prospectus are hereby revised as follows, effective November 14, 2024:
I.All references to "AST T. Rowe Price Growth Opportunities Portfolio" are hereby changed to "AST J.P. Morgan Aggressive Multi-Asset Portfolio".
II.All references and information pertaining to T. Rowe Price International, T. Rowe Price Hong Kong, and T. Rowe Price Japan are hereby removed from the Prospectus and Summary Prospectus.
III.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
+ Acquired Fund Fees & Expenses	0.26%
=Total Annual Portfolio Operating Expenses	1.22%
-Fee Waiver and/or Expense Reimbursement	(0.26)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.96%
Reimbursement(1)

(1)The Manager has contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser or an affiliate of the subadviser.
IV.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES”
section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST J.P. Morgan Aggressive	$98	$361	$645	$1,454
Multi-Asset Portfolio
V.The description of the Portfolio’s investment objective in the “INVESTMENT OBJECTIVE” section of the Summary Prospectus, the description of the Portfolio’s investment objective in the “SUMMARY: J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO – INVESTMENT OBJECTIVE” section of the Prospectus, and the description of the Portfolio’s investment objective in the “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST J.P. MORGAN AGGRESSIVE MULTI- ASSET PORTFOLIO – Investment Objective” section of the Prospectus are hereby deleted in their entirety and replaced with the description set forth below:
Investment Objective. To seek capital appreciation consistent with its specified level of risk tolerance.
VI.	The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND
PERFORMANCE” section of the Summary Prospectus and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO
– INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted in their entirety and replaced with the description set forth below:
Principal Investment Strategies. The Portfolio utilizes a variety of diversifying asset classes and investment styles. Under normal circumstances, the Portfolio will maintain a strategic allocation of approximately 85% of net assets in global equity securities and approximately 15% of net assets in fixed income securities.
Depending on market conditions, the global equity exposure may range between 75-95% of net assets, and the fixed income allocation may range between 5-25% of net assets. The subadviser may utilize derivatives to manage the duration of the Portfolio; these positions are not considered part of the Portfolio's fixed income allocation.
The Portfolio may invest in a wide range of asset classes, including US and non-US fixed income, high yield bonds, convertible bonds, emerging markets bonds, US and non-US equities, emerging markets equities, and real estate investment trusts (REITs) domiciled in and outside of the US. The allocation to these asset classes will vary depending on the tactical views of the Portfolio’s subadviser, J.P. Morgan Investment Management
Inc (“JPMorgan”).
The Portfolio’s allocation to global equity, fixed income, and currency markets may be obtained through (i) the purchase of “physical securities” (e.g., common stocks or bonds); (ii) the use of derivative instruments including but not limited to options and futures contracts on securities and indices, swaps (including credit derivatives), forwards (deliverable and non-deliverable), and other futures contracts and options to provide exposure to equity and fixed income asset classes (iii) the purchase of underlying exchange-traded funds
(ETFs), including ETFs sponsored by J.P. Morgan. As of the date of this prospectus, it is expected that the
Portfolio will allocate more than 50% of its assets to J.P. Morgan ETFs.
The Portfolio’s strategic asset allocation is designed to account for the liquidity needs of the Portfolio throughout market cycles. The liquidity profile of the Portfolio may cause temporary deviations from the strategic asset allocation due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.
The Portfolio may invest, without limitation, its assets in the AST J.P. Morgan Fixed Income Central Portfolio
(the J.P. Morgan Central Portfolio). The J.P. Morgan Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The J.P. Morgan Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in intermediate and long-term debt obligations and high-quality money market instruments. Rather than buy intermediate and long-term debt obligations and high-quality money market instruments directly, the Portfolio may invest in the J.P. Morgan Central Portfolio.
VII.       The last paragraph under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus and the last paragraph in the “SUMMARY: AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted in their entirety and replaced with the following:
The table also demonstrates how the Portfolio’s average annual returns compare to the returns of a custom blended index which consists of the MSCI World Index (NR) (85%) and Bloomberg US Aggregate Index (15%).
Note: The J.P. Morgan Aggressive Multi-Asset Portfolio added and removed a subadviser and changed certain investment strategies, effective November 14, 2024. The performance figures prior to November 14, 2024 for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and are not representative of the Portfolio’s current subadviser and the Portfolio’s predicted performance.
Prior to November 14, 2024, the Portfolio’s custom blended index consisted of the Russell 3000 Index (60%), MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (25%) and Bloomberg US Aggregate Index (15%). Effective November 14, 2024, the Portfolio’s custom blended index consists of the MSCI World Index (NR) (85%) and Bloomberg US Aggregate Index (15%).
VIII.	The index table under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of
	the Summary Prospectus, and the index table under “Past Performance” in the “SUMMARY: AST J.P.
	MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE”
	section of the Prospectus are hereby deleted and replaced with the table and information set forth below:

				Since
	Index	One Year*	Five Years*	Inception*
	Broad-Based Securities Market Index: S&P 500 Index	26.29%	15.69%	12.54%
	(reflects no deduction for fees, expenses or taxes)
	Custom Blended Index (prior to November 14, 2024)	21.01%	11.57%	8.85%
	(reflects no deduction for fees, expenses or taxes)

	Custom Blended Index (effective November 14, 2024)	20.93%	11.15%	8.08%
	(reflects no deduction for fees, expenses or taxes)

	* Information as of December 31, 2023.

AST T. Rowe Price Growth Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST T. Rowe Price Growth Opportunities Portfolio
Supplement dated October 18, 2024 to the
Prospectus and Summary Prospectus, dated May 1, 2024, as supplemented
This supplement should be read in conjunction with the prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST T. Rowe Price Growth Opportunities Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
New Subadvisory Arrangement, Name Change, Investment Objectives, Principal Investment Strategy, Management Fee and Secondary Benchmark Changes
The Board of Trustees of the Trust (the Board) approved: (i) replacing T. Rowe Price Associates, Inc., T. Rowe Price International, T. Rowe Price Hong Kong, Limited, and T. Rowe Price Japan, Inc. (collectively T. Rowe Price) with J.P. Morgan Investment Management Inc. (J.P. Morgan) to serve as subadviser to the Portfolio; (ii) changing the name of the Portfolio to the “AST J.P. Morgan Aggressive Multi-Asset Portfolio;” (iii) certain revisions to the investment objective and principal investment strategy of the Portfolio; and (iv) changing the Portfolio’s secondary benchmark to reflect the repositioning of the Portfolio. These changes are expected to become effective on or about November 14, 2024.
To reflect the changes described above, the Summary Prospectus and Prospectus are hereby revised as follows, effective November 14, 2024:
I.All references to "AST T. Rowe Price Growth Opportunities Portfolio" are hereby changed to "AST J.P. Morgan Aggressive Multi-Asset Portfolio".
II.All references and information pertaining to T. Rowe Price International, T. Rowe Price Hong Kong, and T. Rowe Price Japan are hereby removed from the Prospectus and Summary Prospectus.
III.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
+ Acquired Fund Fees & Expenses	0.26%
=Total Annual Portfolio Operating Expenses	1.22%
-Fee Waiver and/or Expense Reimbursement	(0.26)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.96%
Reimbursement(1)

(1)The Manager has contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser or an affiliate of the subadviser.
IV.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES”
section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST J.P. Morgan Aggressive	$98	$361	$645	$1,454
Multi-Asset Portfolio
V.The description of the Portfolio’s investment objective in the “INVESTMENT OBJECTIVE” section of the Summary Prospectus, the description of the Portfolio’s investment objective in the “SUMMARY: J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO – INVESTMENT OBJECTIVE” section of the Prospectus, and the description of the Portfolio’s investment objective in the “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST J.P. MORGAN AGGRESSIVE MULTI- ASSET PORTFOLIO – Investment Objective” section of the Prospectus are hereby deleted in their entirety and replaced with the description set forth below:
Investment Objective. To seek capital appreciation consistent with its specified level of risk tolerance.
VI.	The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND
PERFORMANCE” section of the Summary Prospectus and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO
– INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted in their entirety and replaced with the description set forth below:
Principal Investment Strategies. The Portfolio utilizes a variety of diversifying asset classes and investment styles. Under normal circumstances, the Portfolio will maintain a strategic allocation of approximately 85% of net assets in global equity securities and approximately 15% of net assets in fixed income securities.
Depending on market conditions, the global equity exposure may range between 75-95% of net assets, and the fixed income allocation may range between 5-25% of net assets. The subadviser may utilize derivatives to manage the duration of the Portfolio; these positions are not considered part of the Portfolio's fixed income allocation.
The Portfolio may invest in a wide range of asset classes, including US and non-US fixed income, high yield bonds, convertible bonds, emerging markets bonds, US and non-US equities, emerging markets equities, and real estate investment trusts (REITs) domiciled in and outside of the US. The allocation to these asset classes will vary depending on the tactical views of the Portfolio’s subadviser, J.P. Morgan Investment Management
Inc (“JPMorgan”).
The Portfolio’s allocation to global equity, fixed income, and currency markets may be obtained through (i) the purchase of “physical securities” (e.g., common stocks or bonds); (ii) the use of derivative instruments including but not limited to options and futures contracts on securities and indices, swaps (including credit derivatives), forwards (deliverable and non-deliverable), and other futures contracts and options to provide exposure to equity and fixed income asset classes (iii) the purchase of underlying exchange-traded funds
(ETFs), including ETFs sponsored by J.P. Morgan. As of the date of this prospectus, it is expected that the
Portfolio will allocate more than 50% of its assets to J.P. Morgan ETFs.
The Portfolio’s strategic asset allocation is designed to account for the liquidity needs of the Portfolio throughout market cycles. The liquidity profile of the Portfolio may cause temporary deviations from the strategic asset allocation due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.
The Portfolio may invest, without limitation, its assets in the AST J.P. Morgan Fixed Income Central Portfolio
(the J.P. Morgan Central Portfolio). The J.P. Morgan Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The J.P. Morgan Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in intermediate and long-term debt obligations and high-quality money market instruments. Rather than buy intermediate and long-term debt obligations and high-quality money market instruments directly, the Portfolio may invest in the J.P. Morgan Central Portfolio.
VII.       The last paragraph under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus and the last paragraph in the “SUMMARY: AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted in their entirety and replaced with the following:
The table also demonstrates how the Portfolio’s average annual returns compare to the returns of a custom blended index which consists of the MSCI World Index (NR) (85%) and Bloomberg US Aggregate Index (15%).
Note: The J.P. Morgan Aggressive Multi-Asset Portfolio added and removed a subadviser and changed certain investment strategies, effective November 14, 2024. The performance figures prior to November 14, 2024 for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and are not representative of the Portfolio’s current subadviser and the Portfolio’s predicted performance.
Prior to November 14, 2024, the Portfolio’s custom blended index consisted of the Russell 3000 Index (60%), MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (25%) and Bloomberg US Aggregate Index (15%). Effective November 14, 2024, the Portfolio’s custom blended index consists of the MSCI World Index (NR) (85%) and Bloomberg US Aggregate Index (15%).
VIII.	The index table under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of
	the Summary Prospectus, and the index table under “Past Performance” in the “SUMMARY: AST J.P.
	MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE”
	section of the Prospectus are hereby deleted and replaced with the table and information set forth below:

				Since
	Index	One Year*	Five Years*	Inception*
	Broad-Based Securities Market Index: S&P 500 Index	26.29%	15.69%	12.54%
	(reflects no deduction for fees, expenses or taxes)
	Custom Blended Index (prior to November 14, 2024)	21.01%	11.57%	8.85%
	(reflects no deduction for fees, expenses or taxes)

	Custom Blended Index (effective November 14, 2024)	20.93%	11.15%	8.08%
	(reflects no deduction for fees, expenses or taxes)

	* Information as of December 31, 2023.